Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Manufacturing equipment	10
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	7 - 15
Cars	20
Capital work-in-progress	-
Land	Land is not depreciated

Schedule of Assumptions for Options Granted

The Company used the following assumptions for options granted to employees and non-employees:

		Year ended December 31,
		2023	2024	2025

Expected term (years)	1	2.5-6.1	1.1-6.1	5.5-6.12
Expected volatility	2	50.6%-58.0%	52.2%-93.0%	76.67%-80.15%
Risk-free interest rate	3	3.8%-4.5%	3.8%-4.4%	3.78%-4.47%
Expected dividend yield	4	0%	0%	0%
Fair value of Ordinary share	5	$3.01-$4.60	$2.05-$2.98	$2.60-$5.05
Exercise price		$3.01-$4.60	$2.05-$11.5	$2.60-$7.0

These assumptions and estimates were determined as follows:

1)	Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. Since there is not sufficient historical share exercise data to calculate the expected term of the share options, the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
2)	Expected volatility — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived from a mix of the historical volatility of the Company’s own shares as well as the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

3)	Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

4)	Expected dividend yield — The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield

5)	Fair value of Ordinary shares — In determining the fair value of Ordinary shares subsequent to the consummation of the Merger, the board of directors considered the grant date fair value for share-based awards as of the closing price of the Company’s Ordinary shares on NASDAQ on the date of grant.